Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summery of Income Tax Revenue Expense

The amounts of income tax revenue (expense) in the statements of operations for 2017, 2016 and 2015 are summarized as follows:

		2017	2016	2015
Current income taxes	Ps	(3,458)	(3,456)	6,121
Deferred income taxes		2,938	331	(8,489)

	Ps	(520)	(3,125)	(2,368)

Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities

As of December 31, 2017 and 2016, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2017	2016
Deferred tax assets:
Tax loss carryforwards and other tax credits	Ps	15,900	17,514
Accounts payable and accrued expenses		7,083	9,262
Intangible assets and deferred charges, net		4,175	6,358
Others		—	411

Total deferred tax assets, net		27,158	33,545

Deferred tax liabilities:
Property, machinery and equipment		(27,268)	(35,095)
Investments and other assets		(874)	(2,012)

Total deferred tax liabilities, net		(28,142)	(37,107)

Net deferred tax liabilities	Ps	(984)	(3,562)

Out of which:
Net deferred tax (liability) asset in Mexican entities	Ps	(3,644)	(2,509)
Net deferred tax (liability) asset in Foreign entities	Ps	2,660	(1,053)

Summery of Breakdown of Changes in Consolidated Deferred Income Taxes

The breakdown of changes in consolidated deferred income taxes during 2017, 2016 and 2015 were as follows:

		2017	2016	2015
Deferred income tax (charged) credited to the income statement[1]	Ps	2,938	331	(8,489)
Deferred income tax (charged) credited to stockholders’ equity		200	514	1,089
Reclassification to other captions in the statement of financial position and in the income statement[2]		(560)	531	(5,467)

Change in deferred income tax during the period	Ps	2,578	1,376	(12,867)

1	In 2017, includes a net income tax revenue related to the recognition of deferred income tax assets in CEMEX’s operations in the United States (note 19.4).
2	In 2017, 2016 and 2015, includes the effects of discontinued operations (note 4.2) and in 2015 the effects of the termination of tax consolidation regime in Mexico.

Summery of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss

Current and/or deferred income tax relative to items of other comprehensive income during 2017, 2016 and 2015 were as follows:

		2017	2016	2015
Tax effects relative to foreign exchange fluctuations from debt (note 20.2)	Ps	—	(410)	(272)
Tax effects relative to foreign exchange fluctuations from intercompany balances (note 20.2)		32	(12)	(181)
Tax effects relative to actuarial (gains) and losses (note 20.2)		(1)	788	183
Foreign currency translation and other effects		201	(274)	906

	Ps	232	92	636

Schedule of Consolidated Tax Loss and Tax Credits Carry Forwards Expire

As of December 31, 2017, consolidated tax loss and tax credits carryforwards expire as follows:

		Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2018	Ps	1,099	415	684
2019		5,989	5,149	840
2020		8,929	8,115	814
2021		4,407	2,908	1,499
2022 and thereafter		288,466	230,425	58,041

	Ps	308,890	247,012	61,878

Schedule of Effective Tax Rate Table

For the years ended December 31, 2017, 2016 and 2015, the effective consolidated income tax rates were as follows:

		2017	2016	2015
Income before income tax	Ps	13,659	17,563	3,464
Income tax expense		(520)	(3,125)	(2,368)

Effective consolidated income tax rate[1]		(3.8)%	(17.8)%	(68.4)%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.

Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate

Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2017, 2016 and 2015 were as follows:

	2017		2016		2015
	%	Ps	%	Ps	%	Ps
Mexican statutory tax rate	(30.0)	(4,098)	(30.0)	(5,269)	(30.0)	(1,039)
Non-taxable dividend income	0.1	14	0.2	32	37.0	1,280
Difference between accounting and tax expenses, net	(20.9)	(2,855)	82.6	14,507	(84.3)	(2,919)
Termination of the income tax consolidation regime in Mexico	—	—	—	—	32.8	1,136
Unrecognized effects during the year related to applicable tax consolidation regimes	0.9	123	(3.6)	(632)	8.5	293
Non-taxable sale of marketable securities and fixed assets	15.0	2,049	3.7	650	36.5	1,263
Difference between book and tax inflation	(31.2)	(4,261)	(11.0)	(1,932)	(26.6)	(922)
Differences in the income tax rates in the countries where CEMEX operates[1]	21.9	2,991	11.0	1,932	48.9	1,693
Changes in deferred tax assets[2]	39.8	5,433	(70.1)	(12,320)	(100.3)	(3,473)
Changes in provisions for uncertain tax positions	(0.4)	(55)	0.7	123	7.9	272
Others	1.0	139	(1.3)	(216)	1.2	48

Effective consolidated tax rate	(3.8)	(520)	(17.8)	(3,125)	(68.4)	(2,368)

1	Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates. In 2017, includes the effect related to the change in statutory tax rate in the United States (note 19.4).
2	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.

Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet

The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2017 and 2016:

		2017		2016
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	Ps	—	6,092	—	(9,108)
Derecognition related to tax loss carryforwards recognized in prior years		(5,221)	(5,221)	(4,843)	(4,843)
Recognition related to unrecognized tax loss carryforwards		9,694	9,694	1,631	1,631
Foreign currency translation and other effects		(6,087)	(5,132)	4,068	—

Changes in deferred tax assets	Ps	(1,614)	5,433	856	(12,320)

Schedule of Unrecognized Tax Benefits

A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015, excluding interest and penalties, is as follows:

		2017	2016	2015
Balance of tax positions at beginning of the period	Ps	1,132	1,190	1,396
Additions for tax positions of prior periods		663	200	134
Additions for tax positions of current period		16	90	71
Reductions for tax positions related to prior periods and other items		(32)	(131)	(95)
Settlements and reclassifications		(119)	(163)	(204)
Expiration of the statute of limitations		(138)	(126)	(231)
Foreign currency translation effects		49	72	119

Balance of tax positions at end of the period	Ps	1,571	1,132	1,190